Real Estate and Real Estate-Related Intangibles (Purchase Price Allocations) (Details) - USD ($) $ in Thousands	Jun. 28, 2017	Apr. 14, 2017	Dec. 31, 2017
Assets
Land and land improvements, at cost			$ 214,448
Buildings and improvements, at cost			192,396
Real estate			406,844
Real estate-related intangible assets			132,775
Other assets			1,174
Total assets			540,793
Liabilities
Real estate-related intangible liabilities			58,378
Debt obligations			227,415
Total liabilities			285,793
Purchase Price			255,000
Total consideration	$ 142,000
Initial Portfolio from iStar
Assets
Land and land improvements, at cost			73,472
Buildings and improvements, at cost			192,396
Real estate			265,868
Real estate-related intangible assets			124,017
Other assets			1,174
Total assets			391,059
Liabilities
Real estate-related intangible liabilities			50,644
Debt obligations			227,415
Total liabilities			278,059
Purchase Price			113,000
Total consideration		$ 340,000
6200 Hollywood Blvd.
Assets
Land and land improvements, at cost			68,140
Buildings and improvements, at cost			0
Real estate			68,140
Real estate-related intangible assets			5,500
Other assets			0
Total assets			73,640
Liabilities
Real estate-related intangible liabilities			0
Debt obligations			0
Total liabilities			0
Purchase Price			73,640
6201 Hollywood Blvd.
Assets
Land and land improvements, at cost			72,836
Buildings and improvements, at cost			0
Real estate			72,836
Real estate-related intangible assets			3,258
Other assets			0
Total assets			76,094
Liabilities
Real estate-related intangible liabilities			7,734
Debt obligations			0
Total liabilities			7,734
Purchase Price			68,360
Below-market lease
Liabilities
Annual payments to third-party owner of the property			$ 400